Contract Liabilities and Advances from Customers (Tables)	12 Months Ended
Dec. 31, 2024
Deferred income including contract liabilities [abstract]
Summary of Contract Liabilities and Advances from Customers

Contract liabilities and advances from customers are as follows:

	At December 31,	At December 31,
	2024	2023
	(EUR thousand)
Contract Liabilities	16,545	22,306
Advances from customers	60,668	62,310
Total contract liabilities and advances from customers	77,213	84,616

Current	33,167	45,198
Non-current	44,046	39,418